EMPLOYEE BENEFITS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
EMPLOYEE BENEFITS
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	$ 0.2	¥ 1.2	¥ 4.5	¥ 7.9